Net defined Benefit Pension Plan Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net defined benefit pension plan expense
Current service cost	$ 4,650	$ 4,686	$ 17,573	$ 20,028	$ 19,080
Interest cost	7,730	9,314	35,344	33,842	32,841
Curtailment and settlement loss (gain)				(1,757)	3,684
Expected return on plan assets	(10,094)	(8,908)	(34,691)	(30,258)	(30,107)
Amortization of net actuarial and experience losses	253	140	507	1,703	58
Amortization of past service costs (credits)	(92)		(249)	89
Employee contributions	(711)	(790)	(2,911)	(1,681)	(3,024)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	$ 1,736	$ 4,442	$ 15,573	$ 21,966	$ 22,532